Concentration of Risk and Segment Information - Narrative (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Number of operating segments	1
Accounts receivable sold during the period	$ 121,600,000		$ 71,100,000
Factoring fees	1,100,000		600,000
Revenue	760,292,000	624,285,000	985,737,000	526,016,000	234,238,000
Customer B (Distributor) [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage				10.00%
Customer A (Retailer) [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	30.00%		21.00%	47.00%
Customer B (Retailer) [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	14.00%		14.00%
Customer C (Retailer) [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			11.00%
Customer D (Retailer) [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	13.00%
UNITED STATES [Member]
Revenue, Major Customer [Line Items]
Revenue	428,900,000	296,400,000	498,500,000	278,700,000	151,400,000
CHINA[Member]
Revenue, Major Customer [Line Items]
Long-lived assets	$ 13,900,000		$ 6,000,000	$ 4,000,000